Income Statements (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Earnings per share - basic (in reais)	$ 5.16	$ 4.57	$ 3.37
Earnings per share - diluted (in reais)	$ 5.16	$ 4.57	$ 3.37